UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTD

Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 144.5% (96.8% of Total Investments)

	COMMON STOCKS – 108.0% (72.4% of Total Investments)

	Aerospace & Defense – 2.5%

14,304	Lockheed Martin Corporation	$3,428,955
135,105	Safran SA, (2)	2,421,082
	Total Aerospace & Defense	5,850,037

	Automobiles – 2.8%

30,426	Daimler AG, (2)	2,148,988
136,030	General Motors Company, (3)	4,321,673
	Total Automobiles	6,470,661

	Banks – 12.1%

41,737	BOC Hong Kong Holdings Limited, (2)	2,848,550
189,055	Danske Bank A/S, (2)	2,786,671
95,021	JPMorgan Chase & Co., (3)	6,327,448
524,523	Lloyds TSB Group PLC	1,505,381
436,519	Mitsubishi UFJ Financial Group Inc.	2,204,421
111,979	Swedbank AB, (2), (3)	2,622,548
55,396	Toronto-Dominion Bank	2,459,582
111,981	Wells Fargo & Company	4,958,519
100,618	Westpac Banking Corporation, (3)	2,288,053
	Total Banks	28,001,173

	Beverages – 3.6%

60,735	Heineken NV, (2)	2,663,837
51,472	PepsiCo, Inc., (3), (4)	5,598,609
	Total Beverages	8,262,446

	Biotechnology – 3.3%

88,578	AbbVie Inc.	5,586,615
129,276	Grifols SA	2,064,538
	Total Biotechnology	7,651,153

	Capital Markets – 1.4%

8,968	BlackRock Inc.	3,250,541

	Chemicals – 2.8%

29,397	Monsanto Company, (3)	3,004,373
27,868	Praxair, Inc., (4)	3,367,290
	Total Chemicals	6,371,663

	Consumer Finance – 1.6%

64,835	Discover Financial Services, (3), (4)	3,666,419

	Containers & Packaging – 3.1%

51,457	Amcor Limited, (2)	2,386,277
59,224	Packaging Corp. of America	4,812,542
	Total Containers & Packaging	7,198,819

	Diversified Financial Services – 0.8%

24,503	Orix Corporation	1,817,143

	Diversified Telecommunication Services – 3.5%

143,048	AT&T Inc., (3)	5,809,179

NUVEEN	1

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

84,020	HKT Trust and HKT Limited, (2)	$2,365,919
	Total Diversified Telecommunication Services	8,175,098

	Electric Utilities – 4.9%

46,113	NextEra Energy Inc., (4)	5,640,542
254,284	Red Electrica Corporacion SA, (2)	2,733,553
148,510	Scottish and Southern Energy PLC, (2)	3,026,634
	Total Electric Utilities	11,400,729

	Equity Real Estate Investment Trusts – 1.1%

33,113	Extra Space Storage Inc.	2,629,503

	Food & Staples Retailing – 2.2%

58,042	CVS Health Corporation, (3)	5,165,158

	Food Products – 0.9%

144,088	Groupe Danone, (2)	2,139,707

	Health Care Equipment & Supplies – 2.6%

70,572	Medtronic, PLC	6,097,421

	Health Care Providers & Services – 2.8%

46,582	UnitedHealth Group Incorporated, (3), (4)	6,521,480

	Hotels, Restaurants & Leisure – 1.5%

175,190	Compass Group PLC, (2)	3,400,438

	Household Durables – 2.1%

30,431	Whirlpool Corporation, (4)	4,934,691

	Household Products – 3.3%

68,365	Colgate-Palmolive Company, (4)	5,068,581
127,352	Reckitt and Benckiser, (2)	2,441,338
	Total Household Products	7,509,919

	Industrial Conglomerates – 2.3%

46,420	Honeywell International Inc., (3), (4)	5,412,108

	Insurance – 3.7%

35,678	Ace Limited, (3)	4,482,941
58,897	Marsh & McLennan Companies, Inc., (3)	3,960,823
	Total Insurance	8,443,764

	IT Services – 5.4%

53,604	Accenture Limited, (3)	6,548,801
77,342	Fidelity National Information Services	5,957,654
	Total IT Services	12,506,455

	Machinery – 1.7%

28,073	Ingersoll Rand Company Limited, Class A	1,907,280
27,952	Kubota Corporation, (2)	2,115,966
	Total Machinery	4,023,246

	Media – 1.2%

22,895	WPP Group PLC	2,695,199

	Oil, Gas & Consumable Fuels – 5.9%

49,984	Chevron Corporation, (3), (4)	5,144,353
48,571	Enbridge Inc.	2,148,295

2	NUVEEN

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels (continued)

48,442	Phillips 66, (4)			$3,902,003
53,048	Total SA, Sponsored ADR			2,530,390
	Total Oil, Gas & Consumable Fuels			13,725,041

	Personal Products – 1.5%

47,391	L’Oreal, (2), (3)			1,790,906
35,922	Unilever NV			1,702,703
	Total Personal Products			3,493,609

	Pharmaceuticals – 7.4%

34,344	Johnson & Johnson, (4)			4,057,057
46,705	Novartis AG, Sponsored ADR, (4)			3,687,827
53,397	Novo-Nordisk A/S, (3)			2,220,781
161,198	Pfizer Inc., (4)			5,459,776
41,299	Sanofi-Aventis, (3), (4)			1,577,209
	Total Pharmaceuticals			17,002,650

	Professional Services – 3.7%

86,990	Experian PLC, (2)			1,738,060
127,413	Nielsen Holdings PLC, (3)			6,825,514
	Total Professional Services			8,563,574

	Road & Rail – 2.1%

49,847	Union Pacific Corporation, (4)			4,861,578

	Software – 3.5%

101,956	Microsoft Corporation, (3), (4)			5,872,666
25,229	SAP SE, Sponsored ADR, (4)			2,306,183
	Total Software			8,178,849

	Specialty Retail – 2.1%

67,981	Lowe’s Companies, Inc., (3)			4,908,908

	Technology Hardware, Storage & Peripherals – 3.0%

60,999	Apple, Inc., (3), (4)			6,895,937

	Textiles, Apparel & Luxury Goods – 1.8%

74,984	VF Corporation, (4)			4,202,853

	Trading Companies & Distributors – 1.4%

125,365	Itochu Corporation, (2)			3,124,686

	Wireless Telecommunication Services – 2.4%

204,864	KDDI Corporation, (2), (3)			3,165,149
79,293	Vodafone Group PLC, Sponsored ADR, (4)			2,311,391
	Total Wireless Telecommunication Services			5,476,540
	Total Common Stocks (cost $189,990,045)			250,029,196

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.2% (0.8% of Total Investments)

	Banks – 0.8%

975	Bank of America Corporation	7.250%	BB+	$1,190,319
525	Wells Fargo & Company	7.500%	BBB	687,015
	Total Banks			1,877,334

	Diversified Telecommunication Services – 0.2%

4,800	Frontier Communications Corporation	11.125%	N/R	402,768

NUVEEN	3

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (5)	Value

	Electric Utilities – 0.1%

6,350	Great Plains Energy Inc.	7.000%	N/R	$326,962

	Pharmaceuticals – 0.1%

375	Teva Pharmaceutical Industries Limited, (2)	7.000%	N/R	303,600
	Total Convertible Preferred Securities (cost $2,976,069)			2,910,664

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 21.1% (14.2% of Total Investments)

	Banks – 4.5%

33,065	Boston Private Financial Holdings Inc.	6.950%	N/R	$866,634
4,615	Citigroup Inc.	8.125%	BB+	131,158
17,200	Citigroup Inc.	7.125%	BB+	498,112
8,700	Cobank Agricultural Credit Bank, (2)	6.250%	BBB+	915,675
2,209	Cobank Agricultural Credit Bank, (2)	6.125%	BBB+	224,904
29,100	Fifth Third Bancorp.	6.625%	Baa3	888,714
31,776	FNB Corporation	7.250%	Ba2	936,756
18,106	HSBC Holdings PLC	8.000%	Baa1	472,748
32,000	Huntington Bancshares Inc.	6.250%	Baa3	881,280
15,765	KeyCorp	8.131%	Baa3	411,782
15,211	Private Bancorp Incorporated	7.125%	N/R	406,271
41,202	Regions Financial Corporation	6.375%	BB	1,192,798
62,171	U.S. Bancorp.	6.500%	A3	1,872,591
8,225	Western Alliance Bancorp.	6.250%	N/R	213,357
21,224	Zions Bancorporation	7.900%	BB–	559,465
	Total Banks			10,472,245

	Capital Markets – 3.2%

6,700	Apollo Investment Corporation	6.875%	BBB–	179,694
25,675	Apollo Investment Corporation	6.625%	BBB–	666,266
22,570	Capitala Finance Corporation	7.125%	N/R	577,792
36,400	Charles Schwab Corporation	6.000%	BBB	1,002,092
11,059	Fifth Street Finance Corporation	6.125%	BBB–	284,437
5,100	Gladstone Capital Corporation	6.750%	N/R	130,101
9,655	Hercules Technology Growth Capital Incorporated	7.000%	BBB–	246,492
23,881	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	618,996
37,900	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	947,879
32,400	Morgan Stanley	7.125%	Ba1	956,124
30,802	Solar Capital Limited	6.750%	BBB–	787,299
34,000	Stifel Financial Corporation	6.250%	BB–	946,900
2,472	Triangle Capital Corporation	6.375%	N/R	63,876
	Total Capital Markets			7,407,948

	Consumer Finance – 1.5%

36,550	Capital One Financial Corporation	6.700%	Baa3	1,028,152
18,225	Discover Financial Services	6.500%	BB–	475,308
32,855	GMAC Capital Trust I	8.125%	B+	834,846
22,115	SLM Corporation, Series A	6.970%	Ba3	1,136,932
	Total Consumer Finance			3,475,238

	Diversified Financial Services – 0.5%

35,300	KKR Financial Holdings LLC	7.375%	BBB	943,216
12,444	Main Street Capital Corporation	6.125%	N/R	321,553
	Total Diversified Financial Services			1,264,769

	Diversified Telecommunication Services – 0.2%

16,000	Qwest Corporation	6.875%	BBB–	432,800

4	NUVEEN

Shares	Description (1)	Coupon	Ratings (5)	Value

	Equity Real Estate Investment Trusts – 3.3%

16,000	Cedar Shopping Centers Inc., Series A	7.250%	N/R	$411,200
31,350	DDR Corporation	6.500%	Baa3	801,620
33,600	Digital Realty Trust Inc.	7.375%	Baa3	923,664
31,840	DuPont Fabros Technology	6.625%	Ba2	900,754
16,325	LaSalle Hotel Properties	6.300%	N/R	414,818
22,900	Northstar Realty Finance Corporation	8.875%	N/R	584,637
11,327	Northstar Realty Finance Corporation	8.750%	N/R	288,838
9,100	Northstar Realty Finance Corporation	8.250%	N/R	230,776
36,600	Penn Real Estate Investment Trust	7.375%	N/R	947,940
16,953	Regency Centers Corporation	6.625%	Baa2	433,827
10,453	Senior Housing Properties Trust	5.625%	BBB–	265,611
18,295	Sunstone Hotel Investors Inc.	6.950%	N/R	487,745
32,755	VEREIT, Inc.	6.700%	N/R	872,593
	Total Equity Real Estate Investment Trusts			7,564,023

	Food Products – 1.0%

39,225	CHS Inc.	7.100%	N/R	1,175,181
36,210	CHS Inc.	6.750%	N/R	1,036,692
	Total Food Products			2,211,873

	Insurance – 4.2%

20,579	Arch Capital Group Limited	6.750%	BBB+	527,234
31,498	Argo Group US Inc.	6.500%	BBB–	817,058
50,000	Aspen Insurance Holdings Limited	7.250%	BBB–	1,293,500
30,865	Axis Capital Holdings Limited	6.875%	BBB	790,761
64,150	Endurance Specialty Holdings Limited	6.350%	BBB–	1,796,200
20,688	Kemper Corporation	7.375%	Ba1	553,818
39,825	Maiden Holdings Limited	8.250%	BB	1,034,255
14,094	Maiden Holdings NA Limited	8.000%	BBB–	361,793
15,118	Maiden Holdings NA Limited	7.750%	BBB–	407,128
27,804	National General Holding Company	7.500%	N/R	717,343
8,250	National General Holding Company	7.500%	N/R	215,077
13,775	Reinsurance Group of America Inc.	6.200%	BBB	395,618
16,000	Reinsurance Group of America, Inc.	5.750%	BBB	465,440
16,500	Torchmark Corporation	6.125%	BBB+	449,130
	Total Insurance			9,824,355

	Mortgage Real Estate Investment Trusts – 0.8%

9,359	Apollo Commercial Real Estate Finance	8.625%	N/R	240,994
17,369	Arbor Realty Trust Incorporated	7.375%	N/R	442,041
5,990	Capstead Mortgage Corporation	7.500%	N/R	151,008
7,585	Colony Financial Inc.	7.500%	N/R	190,763
12,520	Colony Financial Inc.	7.125%	N/R	310,246
4,662	Colony Financial Inc.	8.500%	N/R	119,580
6,042	Invesco Mortgage Capital Inc.	7.750%	N/R	153,769
10,028	MFA Financial Inc.	8.000%	N/R	262,433
	Total Mortgage Real Estate Investment Trusts			1,870,834

	Oil, Gas & Consumable Fuels – 0.2%

845	Scorpio Tankers Inc.	7.500%	N/R	21,395
16,203	Scorpio Tankers Inc.	6.750%	N/R	385,469
	Total Oil, Gas & Consumable Fuels			406,864

	Real Estate Management & Development – 0.2%

16,770	Kennedy-Wilson Inc.	7.750%	BB–	457,318

	Specialty Retail – 0.4%

32,570	TravelCenters of America LLC	8.000%	N/R	832,163

NUVEEN	5

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (5)	Value

	Thrifts & Mortgage Finance – 0.4%

31,750	Federal Agricultural Mortgage Corporation	6.875%		N/R	$856,615

	U.S. Agency – 0.2%

4,750	Farm Credit Bank of Texas, (2)	6.750%		Baa1	509,586

	Wireless Telecommunication Services – 0.5%

48,000	United States Cellular Corporation	7.250%		Ba1	1,279,680
	Total $25 Par (or similar) Retail Preferred (cost $45,179,377)				48,866,311

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 4.1% (2.7% of Total Investments)

	Banks – 0.1%

$125	Bank of America Corporation	6.300%	3/10/66	BB+	$$135,781

	Beverages – 0.3%

450	Cott Beverages Inc.	6.750%	1/01/20	B–	469,125
150	Cott Beverages Inc.	5.375%	7/01/22	B–	154,500
600	Total Beverages				623,625

	Chemicals – 0.3%

275	A Schulman Inc., 144A	6.875%	6/01/23	B+	277,750
325	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	314,031
600	Total Chemicals				591,781

	Commercial Services & Supplies – 0.3%

175	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	183,750
250	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	273,750
350	R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	352,625
775	Total Commercial Services & Supplies				810,125

	Diversified Telecommunication Services – 0.6%

890	Frontier Communications Corporation	11.000%	9/15/25	BB	927,825
582	US West Communications Company	6.875%	9/15/33	BBB–	581,082
1,472	Total Diversified Telecommunication Services				1,508,907

	Electric Utilities – 0.5%

1,110	Emera, Inc.	6.750%	6/15/76	BBB–	1,193,805

	Equity Real Estate Investment Trusts – 0.2%

475	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	498,508

	Health Care Providers & Services – 0.2%

430	Kindred Healthcare Inc.	8.000%	1/15/20	B–	437,525

	Machinery – 0.2%

400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	419,200

	Media – 0.4%

825	Dish DBS Corporation, 144A	7.750%	7/01/26	Ba3	876,563

	Metals & Mining – 0.1%

225	ArcelorMittal	8.000%	10/15/39	BB+	243,000

	Real Estate Management & Development – 0.0%

25	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	25,186

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Specialty Retail – 0.4%

$825	L Brands, Inc.	6.875%	11/01/35	BB+	$899,250

	Wireless Telecommunication Services – 0.5%

250	Altice Financing SA, 144A	7.500%	5/15/26	BB–	260,313
750	Viacom Inc.	6.875%	4/30/36	BBB	886,395
1,000	Total Wireless Telecommunication Services				1,146,708
$8,887	Total Corporate Bonds (cost $9,019,207)				9,409,964

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 10.1% (6.7% of Total Investments)

	Banks – 4.9%

$1,400	Bank of America Corporation	6.500%	N/A (6)	BB+	$1,516,375
450	Citigroup Inc.	6.250%	N/A (6)	BB+	484,734
900	Citigroup Inc.	5.950%	N/A (6)	BB+	918,090
875	Citigroup Inc.	5.800%	5/15/65	BB+	880,469
800	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	784,000
275	Cobank Agricultural Credit Bank	6.250%	N/A (6)	BBB+	301,150
600	JPMorgan Chase & Company	7.900%	12/31/49	BBB–	616,500
900	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	1,003,500
125	JPMorgan Chase & Company	6.100%	N/A (6)	BBB–	132,031
975	M&T Bank Corporation	6.450%	N/A (6)	Baa2	1,097,070
1,150	PNC Financial Services Inc.	6.750%	12/31/49	Baa2	1,288,000
900	SunTrust Bank Inc.	5.625%	N/A (6)	Baa3	930,375
900	Wells Fargo & Company, (3)	5.875%	N/A (6)	BBB	976,500
475	Zions Bancorporation	7.200%	N/A (6)	BB–	507,656
10,725	Total Banks				11,436,450

	Capital Markets – 0.6%

425	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	435,625
850	Morgan Stanley	5.550%	N/A (6)	Ba1	868,063
1,275	Total Capital Markets				1,303,688

	Consumer Finance – 0.4%

575	American Express Company	5.200%	N/A (6)	Baa2	580,031
400	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	407,000
975	Total Consumer Finance				987,031

	Energy Equipment & Services – 0.2%

475	TransCanada Trust	5.875%	N/A (6)	BBB	502,550

	Food Products – 1.2%

2,175	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	2,251,125
425	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	439,875
2,600	Total Food Products				2,691,000

	Industrial Conglomerates – 0.9%

1,914	General Electric Company	5.000%	N/A (6)	A	2,035,348

	Insurance – 1.9%

895	Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	1,047,150
1,000	MetLife Inc.	10.750%	8/01/69	BBB	1,602,600
1,000	Nationwide Financial Services Inc., (4)	6.750%	5/15/67	Baa2	1,065,000
594	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	601,425
3,489	Total Insurance				4,316,175
$21,453	Total $1,000 Par (or similar) Institutional Preferred (cost $21,377,511)				23,272,242
	Total Long-Term Investments (cost $268,542,209)				334,488,377

NUVEEN	7

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.7% (3.2% of Total Investments)

	REPURCHASE AGREEMENTS – 4.7% (3.2% of Total Investments)

$10,962	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $10,962,469, collateralized by: $1,835,000 U.S. Treasury Inflation Indexed Obligations, 0.125%, due 4/15/17, value $1,949,688 and $7,915,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $9,240,763	0.030%	10/03/16	$10,962,469
	Total Short-Term Investments (cost $10,962,469)			10,962,469
	Total Investments (cost $279,504,678) – 149.2%			345,450,846
	Borrowings – (45.3)% (7), (8)			(105,000,000)
	Other Assets Less Liabilities – (3.9)% (9)			(8,937,216)
	Net Assets Applicable to Common Shares – 100%			$231,513,630

Investments in Derivatives as of September 30, 2016

Options Written

Number of Contracts	Description	Notional Amount (10)	Expiration Date	Strike Price	Value
(50)	NASDAQ 100® Index	$(24,250,000)	10/21/16	$4,850	$(354,000)
(40)	NASDAQ 100® Index	(19,500,000)	10/21/16	4,875	(221,000)
(275)	Russell 2000® Index	(34,375,000)	10/21/16	1,250	(482,625)
(125)	Russell 2000® Index	(15,750,000)	10/21/16	1,260	(150,000)
(175)	Russell 2000® Index	(22,225,000)	10/21/16	1,270	(132,125)
(665)	Total Options Written (premiums received $969,693)	$(116,100,000)			$(1,339,750)

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annua lized)	Fixed Rate Payment Fre quency	Effective Date (11)	Optional Termina tion Date	Termina tion Date	Value	Unrealized Apprecia tion (Deprecia tion)
JPMorgan Chase Bank, N.A.	$27,625,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	1/03/17	12/01/18	12/01/20	$(642,296)	$(887,320)
JPMorgan Chase Bank, N.A.	27,625,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	1/03/17	12/01/20	12/01/22	(1,372,688)	(1,732,296)
	$55,250,000								$(2,014,984)	$(2,619,616)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$204,108,888	$45,920,308	$—	$250,029,196
Convertible Preferred Securities	2,607,064	303,600	—	2,910,664
$25 Par (or similar) Retail Preferred	47,216,146	1,650,165	—	48,866,311
Corporate Bonds	—	9,409,964	—	9,409,964
$1,000 Par (or similar) Institutional Preferred	—	23,272,242	—	23,272,242
Short-Term Investments:
Repurchase Agreements	—	10,962,469	—	10,962,469
Investments in Derivatives:
Options Written	(1,339,750)	—	—	(1,339,750)
Interest Rate Swaps*	—	(2,619,616)	—	(2,619,616)
Total	$252,592,348	$88,899,132	$—	$341,491,480
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to market) on options contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $280,624,907.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$70,388,018
Depreciation	(5,562,079)
Net unrealized appreciation (depreciation) of investments	$64,825,939

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $71,934,176.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual Security. Maturity date is not applicable.

(7)	Borrowings as a percentage of Total Investments is 30.4%.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $232,445,393 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016